Exploration, evaluation and intangible assets (Details Narrative) - Exploration and Evaluation Assets [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Additions	S/ 1,384	S/ 10,619	[1]
Brine project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	S/ 33,469	33,469
Others Minor Projects [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		S/ 9,559

[1]	As of December 31, 2016, the exploration and evaluation assets mainly include S/33,469,000 related to brine project, and S/9,559,000 related to others minor projects. As of December 31, 2015, mainly include S/33,469,000 related to brine project, S/40,521,000 related to phosphates project, and S/7,872,000 related to others minor projects.